HMN Financial, Inc. Financial Information (Parent Company Only)	12 Months Ended
Dec. 31, 2011
HMN Financial, Inc. Financial Information (Parent Company Only) [Abstract]
HMN Financial, Inc. Financial Information (Parent Company Only)

NOTE 22 HMN Financial, Inc. Financial Information (Parent Company Only)

The following are the condensed financial statements for the parent company only as of December 31, 2011 and 2010 and for the years ended December 31, 2011, 2010 and 2009.

(Dollars in thousands)	2011	2010	2009
Condensed Balance Sheets
Assets:
Cash and cash equivalents	$94	478
Investment in subsidiaries	57,465	68,053
Loans receivable, net	1,400	1,500
Prepaid expenses and other assets	35	49
Deferred tax asset, net	0	0

Total assets	$58,994	70,080

Liabilities and Stockholders’ Equity:
Accrued expenses and other liabilities	$1,933	533

Total liabilities	1,933	533

Serial preferred stock	24,780	24,264
Common stock	91	91
Additional paid-in capital	53,462	56,420
Retained earnings	42,983	55,838
Net unrealized gains on securities available for sale	471	541
Unearned employee stock ownership plan shares	(3,191)	(3,384)
Treasury stock, at cost, 4,740,711 and 4,818,263 shares	(61,535)	(64,223)

Total stockholders’ equity	57,061	69,547

Total liabilities and stockholders’ equity	$58,994	70,080

Condensed Statements of Loss
Interest income	$4	4	15
Equity losses of subsidiaries	(10,519)	(27,833)	(10,168)
Other income	0	0	2
Compensation and benefits	(263)	(236)	(236)
Occupancy	(24)	(24)	(24)
Data processing	(6)	(6)	(6)
Other	(747)	(551)	(470)

Loss before income tax expense (benefit)	(11,555)	(28,646)	(10,887)
Income tax expense (benefit)	0	332	(91)

Net loss	$(11,555)	(28,978)	(10,796)

Condensed Statements of Cash Flows
Cash flows from operating activities:
Net loss	$(11,555)	(28,978)	(10,796)
Adjustments to reconcile net loss to cash provided (used) by operating activities:
Equity losses of subsidiaries	10,519	27,833	10,168
Deferred income tax expense	0	172	220
Earned employee stock ownership shares priced below original cost	(81)	(51)	(56)
Stock option compensation	29	63	27
Amortization of restricted stock awards	298	370	373
Decrease in unearned ESOP shares	193	193	194
Increase (decrease) in accrued expenses and other liabilities	101	(15)	(284)
Decrease (increase) in other assets	13	791	(829)
Other, net	(1)	1	7

Net cash provided (used) by operating activities	(484)	379	(976)

Cash flows from investing activities:
Decrease in loans receivable, net	100	1,200	1,700

Net cash provided by investing activities	100	1,200	1,700

Cash flows from financing activities:
Dividends paid to preferred stockholders	0	(1,300)	(1,163)

Net cash used by financing activities	0	(1,300)	(1,163)

Increase (decrease) in cash and cash equivalents	(384)	279	(439)
Cash and cash equivalents, beginning of year	478	199	638

Cash and cash equivalents, end of year	$94	478	199